Related party transactions - Summary of detailed information about remuneration paid to related parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Directors' fees	$ 170	$ 157	$ 132
Salaries and benefits	851	681	588
Share-based compensation	$ 719	$ 519	$ 321